Updating Summary Prospectus for Existing Investors
May 1, 2022
Schwab Advisor Choice Variable Annuity	Issued by Great‑West Life & Annuity Insurance Company Variable Annuity‑1 Series Account P.O. Box 1854 Birmingham, Alabama 35201‑1854 Telephone: 1(800) 838‑0650
This Updating Summary Prospectus describes the Schwab Advisor Choice Variable Annuity (the “Contract”), an individual flexible premium variable annuity contract. You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider About the Contract.
The prospectus for the Schwab Advisory Choice Variable Annuity Contract (the “Prospectus”) contains more information about the Contract, including its features, benefits, and risks. You can find the Prospectus and other information about the Contract online at www.protective.com/productprospectus. You can also obtain this information at no cost by calling 1 (800) 838-0650 or by sending an email request to prospectus@protective.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The SEC has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminial offense.
C000141360

APPENDIX A — FUNDS AVAILABLE UNDER THE CONTRACT	9

SPECIAL TERMS
Annuity Account An account we establish in your name that reflects the Owner’s interests in the Sub-Accounts in both the Investment Segment and the Income Segment.
Annuity Account Value The sum of the value of each Sub-Account you have selected in both the Investment Segment and Income Segment. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.
Annuity Commencement Date The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur prior to or on the Annuitant’s 99th birthday.
Benefit Base For purposes of the GLWB Rider, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate Guaranteed Annual Withdrawals.
Consultant Your designated investment manager or financial advisor.
Contributions Amounts of money you invest or deposit into your Annuity Account.
Covered Funds Interests in Sub-Account(s) designated for the Income Segment.
•
Great-West Conservative Profile Fund — Investor Class Shares

•
Great-West Moderate Profile Fund — Investor Class Shares

•
Great-West Moderately-Conservative Profile Fund — Investor Class Shares

•
Great-West SecureFoundation® Balanced Fund — Investor Class Shares

•
Any other Portfolio we approve for the GLWB

Covered Fund Value The aggregate value of each Covered Fund.
Death Benefit The amount payable to the Beneficiary when the Owner or the Annuitant dies, as applicable.
Excess Withdrawal An amount either distributed or transferred from the Covered Funds during the GLWB Accumulation Phase or any amount combined with all other amounts that exceed the annual GAW during the GAW Phase that reduces your Benefit Base. The Guarantee Benefit Fee, the M&E Charge, and up to 1.5% annually of Covered Fund Value to pay for Consultant Fees shall not be treated as a Distribution or Excess Withdrawal for this purpose. Withdrawals from the Covered Funds in the Income Segment to pay Consultant fees up to 1.5% annually of the Covered Fund Value will not be considered an Excess Withdrawal; withdrawals to pay Consultant fees will be considered an Excess Withdrawal to the extent they exceed 1.5% annually of the Covered Fund Value, and would reduce your Benefit Base and GAWs under the GLWB Rider. Withdrawals to pay Consultant fees may be taken from assets held in the Investment Segment or from other assets managed by your Consultant, if any, rather than from assets held in the Income Segment to avoid being considered an Excess Withdrawal thus reducing your benefits under the GLWB Rider. You should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.
Guaranteed Lifetime Withdrawal Benefit (GLWB) A payment option offered by the GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) will receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW, without causing an Excess Withdrawal.
GLWB Rider The Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider issued to the Owner which specifies the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Segment, as modified by the Rate Sheet Supplement applicable on the date you signed the application to purchase the Contract. The GLWB Rider is initiated by allocating Contributions to the Income Segment Covered Funds. All guarantees are subject to the claims paying ability of Great-West. The GAW% and Joint GAW% are disclosed in a Rate Sheet Supplement to the

Prospectus applicable on the date you signed the application to purchase the Contract. For the GAW% and Joint GAW% applicable to you, please see the Appendix entitled “Guaranteed Annual Withdrawal Percentages from Rate Sheet Supplements” at the end of the Prospectus.
GLWB Rider Contributions Owner-directed amounts received and allocated to the Owner’s Covered Funds in the Income Segment, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Funds will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. We reserve the right to stop accepting GLWB Rider Contributions at any time and will provide the Owner with a 30 day notice.
Income Segment Assets allocated to the Sub-Account(s) associated with the optional GLWB Rider attached to the Contract.
Installments Periodic payments of the GAW that in total over a year can equal up to the GAW without causing an Excess Withdrawal.
Investment Segment Assets allocated to the Sub-Accounts not associated with the optional GLWB Rider attached to the Contract.
Mortality and Expense Risk Charge (M&E Charge) An amount deducted from your Annuity Account Value at the end of each valuation period to compensate Great-West for bearing certain mortality and expense risks under the Contract.
Owner (Joint Owner) or You The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Contract is intended to be held as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person, a Grantor Trust, or a Non-Grantor Trust. If the Owner is a Grantor Trust, all references to the life, age or death of the Owner shall pertain to the life, age or death of the Grantor(s). If the Owner is a Non-Grantor Trust, all references to the life, age, or death of the Owner pertain to the life, age, or death of the Annuitant, and where there are Joint Annuitants, shall pertain to the older Joint Annuitant. If there is a change of ownership of the Contract from a Non-Grantor Trust to a natural person, the original Annuitant and/or Joint Annuitant shall continue to determine any benefits under the Contract and GLWB Riders.
Portfolio A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested.
Qualified Annuity Contract An annuity contract that is intended to qualify under Sections 408(b) (IRAs) or 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract, in which case, under the Code, assignment of the Contract and GLWB Rider is not permitted.
Request Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Service Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed.
Series Account Variable Annuity-1 Series Account , the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Service Center You may write to us at our administrative office at P.O. Box 1854 Birmingham, Alabama 35201-1854 (Regular Mail); 2801 Highway 280 South, Birmingham, Alabama 35223 (Overnight Mail); or call us toll free at (800) 838-0650.
Sub-Account A division of the Series Account containing the shares of a Portfolio in the Investment Segment, the Income Segment, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements, or a “subaccount” in marketing materials.
Transfer Moving amounts from and among the Sub-Account(s).

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this section of the Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.
The AB VPS International Growth A changed its name to the AB VPS Sustainable International Thematic Portfolio A.
The Invesco V.I. International Growth Fund I changed its name to the Invesco V.I. EQV International Equity Fund I.
The Wells Fargo VT Discovery Fund changed its name to the Allspring VT Discovery Fund.
The Wells Fargo VT Opportunity Fund changed its name to the Allspring VT Opportunity Fund.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
FEES AND EXPENSES
Charges for Early Withdrawals	There are no charges for surrenders or partial withdrawals prior to the Annuity Commencement Date.
Transaction Charges	Transfer Charge. Currently no charge, but we reserve the right to charge $25 per transfer. For additional information about transaction charges, see “FEE TABLE” in the Prospectus.
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. Fees and expenses in the table do not reflect any Consultant fees paid from Annuity Account Value or other assets of the Owner and if such charges were reflected, the fees and expenses would be higher.
Annual Fee	Maximum	Minimum
Base contract (1)	0.69%	0.49%
Investment options (Portfolio fees and expenses) (2)	2.28%	0.03%
Optional Guaranteed Lifetime Withdrawal Benefit Riders available for an additional charge (for a single optional benefit, if elected)	0.90%	1.30%
For Contract applications signed before May 1, 2017 (3)	1.50%	0.95%
For Contract applications signed on or after May 1, 2017 (4)	1.50%	0.90%

(1)
We calculate the Base Contract fee by dividing the total amount we receive from the Mortality and Expense Risk Charge for the last fiscal year by the total average net assets attributable to the Contracts for that year.

(2)
As a percentage of Portfolio Assets.

(3)
Charges are assessed quarterly, as a percentage of the current Covered Fund Value.

(4)
Charges are assessed quarterly, as a percentage of the current Benefit Base.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand that cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.
Lowest Annual Cost: $520	Highest Annual Cost: $4,470
Assumes:	Assumes:

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Investment of  $100,000

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5% annual appreciation of the Annuity Account Value

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Least expensive combination of Portfolio fees and expenses

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No optional GLWB Rider

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No sales charges

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No additional purchase payments, transfers or withdrawals

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No Consultant fees

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Investment of  $100,000

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5% annual appreciation of the Annuity Account Value

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Most expensive combination of GLWB Rider and Covered Funds or Portfolio fees and expenses

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No sales charges

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No additional Purchase Payments, transfers, or withdrawals

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No Consultant fees

RISKS
Risk of Loss	You can lose money by investing in this Contract, including loss of principal. For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” in the Prospectus.

RISKS
Not a Short-Term Investment
This Contract is a long-term investment and is typically most useful as part of a personal retirement plan. It is not suitable as a vehicle for short-term savings and is not appropriate for an investor who needs ready access to cash. If you elect to have Consultant fees paid out of your Annuity Account Value, this deduction will reduce your Death Benefit and other guaranteed benefits. Early withdrawals may be subject to federal and state income taxes and a 10% federal additional tax if you are younger than 59½.
For additional information about the investment profile of the Contract, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “DEDUCTIONS TO PAY CONSULTANT FEES” and “OVERVIEW OF THE VARIABLE ANNUITY CONTRACT” in the Prospectus.

Risks Associated with Investment Options
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the investment performance of the Portfolios corresponding to the Sub-Accounts you select.
Each Portfolio has its own unique risks.
You should review the prospectuses for the Portfolios before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT,” “THE PORTFOLIOS” and “WHERE TO FIND MORE INFORMATION ABOUT THE PORTFOLIOS” in the Prospectus.

Insurance Company Risks
An investment in the Contract is subject to the risks related to Great-West, including that any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability of Great-West. More information about Great-West, including its financial strength ratings, is available upon request from Great-West by contacting the Retirement Resource Operations Center at (800) 838-0650.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT” and “GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY ” in the Prospectus.

RESTRICTIONS
Investments
Currently, there is no charge when you transfer Annuity Account Value among the Sub-Accounts. However, we reserve the right to charge $25 for each transfer in the future.
If you transfer any amount from a Covered Fund to an investment option that is not a Covered Fund, you will be unable to make any transfers into a Covered Fund for at least 90 calendar days.
In addition, we reserve the right to reject or restrict transfers if we determine that the transfers reflect excessive frequent trading or a market timing strategy, or we are required to reject or restrict a transfer by the applicable Portfolio.
Great-West also reserves the right to discontinue or substitute any Portfolio as an investment option that is available under the Contract.
For additional information about Investments, see “ADDITION, DELETION, OR SUBSTITUTION OF SUB-ACCOUNTS”,”GUARANTEED LIFETIME WITHDRAWAL BENEFIT”,”TRANSFERS”, and “MARKET TIMING AND EXCESSIVE TRADING” in the Prospectus.

RESTRICTIONS
Optional Benefits
Excess Withdrawals will reduce your Covered Fund Value and may reduce the value of your Benefit Base by an amount greater than the value withdrawn or result in termination of the Guaranteed Lifetime Withdrawal Benefit (“GLWB”). If you elect to have Consultant fees paid out of your Annuity Account Value, this deduction will reduce your Death Benefit and other guaranteed benefits and may be subject to federal and state income taxes and a 10% federal additional tax if you are younger than age 59½. If deductions of Consultant fees from Covered Fund(s) in the Income Segment exceed 1.5% of Covered Fund Value annually, the amount in excess of the 1.5% annual limit is considered an Excess Withdrawal, and may reduce or terminate your benefits under the GLWB Rider.
The GLWB Rider requires you to allocate Annuity Account Value to the Covered Funds available under the Income Segment. The number and type of Covered Funds are limited. If you fail to satisfy these investment requirements, we may terminate the benefit. In addition, if you transfer any amount from a Covered Fund to an investment option that is not a Covered Fund, you will be unable to make any transfers into a Covered Fund for at least 90 calendar days.
If you annuitize your Contract before Installments under the GLWB Rider have begun, the entire Annuity Account Value will be annuitized and any benefit under the Rider will terminate.
Great-West reserves the right to refuse to accept additional GLWB Rider Contributions to the Covered Fund(s).
The Benefit Base may not exceed $5 million.
For additional information about the optional benefits, see “GUARANTEED LIFETIME WITHDRAWAL BENEFIT” and “DEDUCTIONS TO PAY CONSULTANT FEES” in the Prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in payments received under, and other transactions in connection with the Contract.
There is no additional tax benefit to the investor if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA).
Withdrawals will be taxed at ordinary income tax rates, and may be subject to an additional tax if you take a withdrawal before age 59½. If you elect to have Consultant fees paid out of your Annuity Account Value, this deduction will reduce your Death Benefit and other guaranteed benefits and may be subject to federal and state income taxes and a 10% federal additional tax if you are younger than age 59½.
For additional information about tax implications, see “DEDUCTIONS TO PAY CONSULTANT FEES,” “TAX CONSEQUENCES OF WITHDRAWALS,” and “TAXATION OF ANNUITIES IN GENERAL” in the Prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some investment professionals have received compensation for promoting and selling this Contract to you in the form of marketing allowances, promotional incentives, cash, and other compensation. Some investment professionals continue to receive Consultant fees based on Annuity Account Value under the Contract. These investment professionals may have a financial incentive to continue to recommend investment in the Contract over another investment.
For additional information about compensation, see “DISTRIBUTION OF THE CONTRACTS” in the Prospectus.

Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your current Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.

APPENDIX A
PORTFOLIOS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 855-920-9713 or by sending an email request to prospectus@protective.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios.
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Investment Segment Portfolios
International Equity	AB Sustainable International Thematic Portfolio (formerly, AB VPS International Growth A)(1)	1.23%	8.25%	14.87%	9.02%
U.S. Equity	AB VPS Growth and Income A(2)	0.59%	28.15%	12.86%	13.67%
U.S. Equity	AB VPS Large Cap Growth A	0.65%	28.98%	26.09%	20.82%
U.S. Equity	AB VPS Small/Mid Cap Value A	0.80%	35.95%	10.16%	13.13%
U.S. Equity	Alger Capital Appreciation Portfolio I-2	0.93%	19.13%	24.19%	19.08%
U.S. Equity	Alger Large Cap Growth I-2(1)(2)	0.86%	11.84%	25.60%	17.91%
U.S. Equity	Alger Mid Cap Growth I-2(2)	0.96%	4.20%	21.83%	16.36%
U.S. Equity	Allspring VT Discovery (formerly, Wells Fargo VT Discovery Fund)	1.14%	-5.04%	20.84%	16.60%
U.S. Equity	Allspring VT Opportunity 2 (formerly, Wells Fargo VT Opportunity Fund)(1)	1.00%	24.78%	17.29%	14.94%
International Equity	ALPS/Red Rocks Global Opportunity I - Red Rocks Capital LLC(1)	2.03%	24.48%	16.09%	—
Allocation	American Century VP Balanced I(1)	0.81%	15.77%	11.33%	9.90%
U.S. Equity	American Century VP Disciplined Core Value I	0.70%	23.65%	13.96%	13.69%
International Equity	American Century VP International I(1)	0.99%	8.75%	14.35%	10.06%
U.S. Equity	American Century VP Mid Cap Value II(1)	0.90%	23.02%	9.25%	12.67%
U.S. Equity	American Century VP Value I(1)	0.73%	24.51%	9.55%	12.03%
Taxable Bond	American Funds IS® Capital World Bond 2	0.75%	-4.92%	3.49%	2.07%
International Equity	American Funds IS® Global Growth 1(1)	0.42%	16.72%	20.00%	15.95%
International Equity	American Funds IS® Global Small Cap 2(1)	0.90%	6.74%	15.45%	12.51%
U.S. Equity	American Funds IS® Growth-Income 4	0.79%	23.80%	16.10%	15.14%
International Equity	American Funds IS® International 2	0.79%	-1.49%	9.63%	8.13%
International Equity	American Funds IS® New World 2(1)	0.82%	4.92%	13.25%	8.67%
Taxable Bond	American Funds IS® The Bond Fund of America 2(1)	0.45%	-0.31%	4.25%	3.27%
Allocation	BlackRock 60/40 Target Allocation ETF VI III(1)	0.63%	11.70%	10.99%	—
Allocation	BlackRock Global Allocation V.I. I - BlackRock (Singapore) Limited(1)	0.75%	6.67%	9.95%	7.94%
U.S. Equity	BNY Mellon IP MidCap Stock Initial(1)(2)	0.80%	25.89%	9.78%	12.54%
U.S. Equity	BNY Mellon VIF Appreciation Portfolio Initial - Fayez Sarofim & Company(2)	0.80%	27.13%	20.48%	14.47%
U.S. Equity	BNY Mellon VIF Growth & Income Portfolio Initial(1)(2)	0.80%	25.63%	18.20%	16.45%
U.S. Equity	ClearBridge Variable Large Cap Growth I - ClearBridge Investments, LLC	0.76%	21.94%	21.52%	19.44%

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
U.S. Equity	ClearBridge Variable Mid Cap I - ClearBridge Investments, LLC	0.85%	28.71%	14.26%	14.33%
U.S. Equity	ClearBridge Variable Small Cap Growth I - ClearBridge Investments, LLC	0.81%	12.61%	21.34%	17.14%
International Equity	Columbia VP Emerging Markets 2(1)	1.37%	-7.47%	13.23%	7.42%
U.S. Equity	Columbia VP Large Cap Growth 2	0.96%	28.35%	23.44%	18.80%
Sector Equity	Columbia VP Seligman Global Technology 2(1)	1.23%	38.68%	31.09%	23.86%
U.S. Equity	Columbia VP Small Cap Value 2(2)	1.22%	28.80%	9.56%	11.67%
International Equity	Delaware Ivy VIP International Core Equity II - Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited(2)	1.17%	14.18%	8.01%	7.77%
International Equity	Delaware VIP Emerging Markets Standard - Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited(1)	1.18%	-2.84%	12.02%	7.13%
International Equity	Delaware VIP International Series Standard - Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited(1)	0.86%	6.87%	10.81%	8.15%
U.S. Equity	Delaware VIP Small Cap Value Series Standard - Macquarie Funds Management HK Ltd.; Macquarie Investment Management Global Limited	0.75%	34.42%	9.54%	12.08%
U.S. Equity	DFA VA US Targeted Value	0.29%	39.68%	10.45%	13.60%
U.S. Equity	DWS Capital Growth VIP A	0.48%	22.78%	23.81%	19.25%
U.S. Equity	DWS Core Equity VIP A	0.59%	25.30%	16.70%	16.17%
U.S. Equity	DWS CROCI US VIP A(1)(2)	0.65%	26.69%	10.23%	8.71%
International Equity	DWS Global Small Cap VIP A(1)(2)	0.80%	14.94%	9.32%	9.20%
U.S. Equity	DWS Small Cap Index VIP A - Northern Trust Investments Inc(1)	0.39%	14.50%	11.69%	12.98%
U.S. Equity	DWS Small Mid Cap Growth VIP A(2)	0.78%	13.84%	13.87%	13.27%
U.S. Equity	DWS Small Mid Cap Value VIP A(1)(2)	0.83%	30.50%	7.87%	10.52%
Taxable Bond	Federated Hermes Fund for US Government Securities II(1)	0.78%	-2.04%	2.25%	1.88%
U.S. Equity	Franklin Small Cap Value VIP 2	0.91%	25.37%	9.94%	12.13%
Alternative	Goldman Sachs VIT Multi-Strategy Alternatives Service(1)(2)	1.25%	4.84%	3.61%	—
Allocation	Great-West Aggressive Profile Investor	1.15%	19.49%	12.77%	12.62%
U.S. Equity	Great-West Ariel Mid Cap Value Investor - Ariel Investments, LLC(1)	1.05%	26.13%	10.98%	13.08%
Taxable Bond	Great-West Bond Index Investor(1)	0.50%	-2.39%	3.02%	2.42%
International Equity	Great-West International Index Investor - Irish Life Investment Managers Ltd	0.65%	10.75%	9.16%	7.54%
International Equity	Great-West International Value Investor - LSV Asset Management; Massachusetts Financial Services Company	1.06%	10.83%	9.65%	10.26%
Allocation	Great-West Lifetime 2015 Investor(1)	0.80%	8.48%	8.05%	7.69%
Allocation	Great-West Lifetime 2020 Investor(1)	0.83%	9.17%	8.62%	—
Allocation	Great-West Lifetime 2025 Investor(1)	0.85%	10.16%	9.44%	9.32%
Allocation	Great-West Lifetime 2030 Investor(1)	0.87%	11.60%	10.32%	—
Allocation	Great-West Lifetime 2035 Investor(1)	0.89%	13.46%	11.36%	10.89%
Allocation	Great-West Lifetime 2040 Investor	0.92%	15.11%	12.04%	—
Allocation	Great-West Lifetime 2045 Investor	0.92%	16.02%	12.43%	11.40%
Allocation	Great-West Lifetime 2050 Investor	0.93%	16.15%	12.50%	—
Allocation	Great-West Lifetime 2055 Investor	0.92%	16.10%	12.46%	11.31%
Allocation	Great-West Lifetime 2060 Investor	0.94%	15.89%	—	—

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
U.S. Equity	Great-West Mid Cap Value Investor - Goldman Sachs Asset Management, L.P.(1)	1.15%	30.17%	9.91%	12.74%
Allocation	Great-West Moderately Aggressive Portfolio Investor(1)	1.02%	14.25%	10.38%	10.09%
Taxable Bond	Great-West Multi-Sector Bond Investor(1)	0.90%	0.89%	4.84%	5.51%
U.S. Equity	Great-West Small Cap Value Investor(1)	1.09%	30.67%	9.10%	11.90%
U.S. Equity	Great-West T. Rowe Price Mid Cap Growth Investor - T. Rowe Price Associates, Inc.	1.02%	14.83%	17.86%	16.22%
International Equity	Invesco Oppenheimer V.I. International Growth I(1)(2)	1.00%	10.22%	11.88%	9.74%
U.S. Equity	Invesco V.I. Comstock I	0.74%	33.36%	11.39%	12.86%
International Equity	Invesco V.I. EQV International Equity I (formerly, Invesco V.I International Growth I)(2)	0.89%	5.89%	10.17%	8.09%
International Equity	Invesco V.I. Global I	0.78%	15.49%	18.18%	14.24%
U.S. Equity	Invesco V.I. Growth and Income I(2)	0.74%	28.51%	10.22%	12.33%
Taxable Bond	Invesco V.I. High Yield I	0.94%	4.38%	4.69%	5.62%
U.S. Equity	Invesco V.I. Main Street Mid Cap Fund I(2)	0.93%	23.24%	11.44%	10.81%
U.S. Equity	Invesco V.I. Main Street Small Cap I	0.84%	22.55%	13.73%	14.69%
U.S. Equity	Invesco V.I. Small Cap Equity I(2)	0.95%	20.41%	13.44%	12.29%
Sector Equity	Invesco V.I. Technology I(2)	0.98%	14.41%	25.03%	17.48%
Allocation	Janus Henderson VIT Balanced Institutional(1)	0.62%	17.20%	14.39%	11.81%
Taxable Bond	Janus Henderson VIT Flexible Bond Institutional(1)	0.58%	-0.90%	4.24%	3.68%
International Equity	Janus Henderson VIT Global Research Institutional	0.84%	18.09%	16.70%	13.59%
Sector Equity	Janus Henderson VIT Global Technology & Innovation Institutional	0.75%	18.01%	30.62%	23.28%
Taxable Bond	JPMorgan Insurance Trust Core Bond 1	0.57%	-1.35%	3.58%	2.98%
U.S. Equity	JPMorgan Insurance Trust Small Cap Core 1	0.84%	21.38%	11.77%	14.01%
International Equity	Lazard Retirement Emerging Markets Equity Service	1.38%	5.47%	5.07%	3.58%
Taxable Bond	Lord Abbett Series Short Duration Income VC	0.83%	0.63%	2.42%	—
U.S. Equity	LVIP Baron Growth Opportunities Service - BAMCO Inc(1)	1.14%	18.72%	21.55%	16.57%
U.S. Equity	LVIP Delaware SMID Cap Core Fund Standard - Delaware Investments Fund Advisers	0.80%	23.18%	13.09%	13.30%
U.S. Equity	LVIP Delaware Value Fund Standard - Delaware Investments Fund Advisers	0.69%	22.42%	10.30%	12.54%
U.S. Equity	MFS® VIT II Core Equity Service	1.08%	25.05%	18.63%	16.25%
International Equity	MFS® VIT II International Growth Initial(1)	0.88%	9.27%	14.22%	10.00%
International Equity	MFS® VIT II International Intrinsic Value Service(1)	1.14%	10.28%	13.78%	12.16%
U.S. Equity	MFS® VIT III Blended Research Small Cap Equity Initial	0.53%	29.64%	12.88%	14.31%
U.S. Equity	MFS® VIT III Mid Cap Value Initial	0.79%	30.99%	12.42%	13.59%
Sector Equity	MFS® VIT Utilities Series Service(2)	1.03%	13.82%	11.61%	9.65%
U.S. Equity	Neuberger Berman AMT M/C Intrinsic Value S(2)	1.26%	32.52%	8.07%	10.85%
U.S. Equity	Neuberger Berman AMT Sustainable Equity S(2)	1.16%	23.16%	15.43%	14.11%
U.S. Equity	NVIT Mid Cap Index II - BlackRock Investment Management, LLC	0.60%	24.00%	12.39%	13.53%
Commodities	PIMCO VIT CommodityRealReturn® Strategy Administrative(1)	0.93%	33.34%	5.72%	-1.86%
Taxable Bond	PIMCO VIT Emerging Markets Bond Administrative	1.02%	-2.56%	4.55%	4.41%
Taxable Bond	PIMCO VIT High Yield Administrative	0.77%	3.63%	5.46%	6.07%

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Taxable Bond	PIMCO VIT Low Duration Administrative	0.65%	-0.93%	1.54%	1.59%
Taxable Bond	PIMCO VIT Real Return Administrative	0.67%	5.59%	5.33%	3.05%
Taxable Bond	PIMCO VIT Total Return Administrative	0.65%	-1.27%	3.94%	3.43%
Taxable Bond	Pioneer Bond VCT I	0.63%	0.38%	4.22%	4.11%
U.S. Equity	Pioneer Mid Cap Value VCT II(2)	0.98%	29.37%	8.93%	10.92%
U.S. Equity	Pioneer Select Mid Cap Growth VCT I	0.89%	8.07%	19.47%	15.65%
U.S. Equity	Pioneer VCT I	0.79%	27.98%	20.15%	16.19%
Sector Equity	PSF Natural Resources Portfolio II - Allianz Global Investors US, LLC(1)(2)	0.90%	25.03%	4.45%	-0.52%
U.S. Equity	PSF PGIM Jennison Blend Portfolio II - Jennison Associates LLC	0.86%	19.29%	18.03%	14.30%
Allocation	Putnam VT Global Asset Allocation IA - Putnam Advisory Company, LLC; Putnam Investments Limited	0.84%	14.25%	10.19%	10.14%
Sector Equity	Putnam VT Global Health Care IB - Putnam Advisory Company, LLC; Putnam Investments Limited	0.99%	19.40%	15.70%	15.92%
Taxable Bond	Putnam VT Income IA - Putnam Investments Limited	0.57%	-4.44%	3.86%	3.98%
International Equity	Putnam VT International Equity IA - Putnam Advisory Company, LLC; Putnam Investments Limited	0.83%	9.09%	9.62%	8.59%
International Equity	Putnam VT International Value IA - Putnam Investments Limited	0.87%	15.28%	8.38%	7.27%
U.S. Equity	Putnam VT Large Cap Value IB - Putnam Investments Limited	0.81%	27.30%	13.81%	14.11%
Taxable Bond	Putnam VT Mortgage Securities IB - Putnam Investments Limited(1)	0.75%	-3.66%	1.61%	1.32%
U.S. Equity	Putnam VT Multi-Cap Core IA - Putnam Investments Limited	0.66%	31.32%	18.37%	16.59%
U.S. Equity	Royce Capital Small-Cap Service(1)(2)	1.33%	28.45%	6.28%	8.37%
Money Market	Schwab Government Money Market Portfolio™	0.30%	0.06%	0.84%	0.43%
Allocation	Schwab VIT Balanced	0.62%	8.19%	7.01%	—
Allocation	Schwab VIT Balanced with Growth	0.57%	11.42%	8.96%	—
Allocation	Schwab VIT Growth	0.58%	14.67%	10.62%	—
U.S. Equity	Schwab® S&P 500 Index Portfolio	0.03%	28.67%	18.42%	16.39%
Sector Equity	T. Rowe Price Health Sciences Portfolio(1)	0.94%	13.10%	19.52%	20.43%
International Equity	Templeton Foreign VIP 2(1)(2)	1.11%	4.16%	2.71%	4.00%
Taxable Bond	Templeton Global Bond VIP 2(1)	0.76%	-4.99%	-0.94%	1.13%
Taxable Bond	Touchstone VST Bond - Fort Washington Investment Advisors Inc(1)(2)	0.69%	-1.21%	4.02%	2.96%
U.S. Equity	Touchstone VST Common Stock - Fort Washington Investment Advisors Inc(1)(2)	0.73%	27.85%	17.83%	15.53%
U.S. Equity	Touchstone VST Common Stock SC - Fort Washington Investment Advisors Inc	0.91%	27.57%	17.52%	15.19%
U.S. Equity	Touchstone VST Small Company - Fort Washington Investment Advisors Inc(1)	0.76%	24.18%	14.42%	14.06%
Taxable Bond	VanEck VIP Emerging Markets Bond Fund(1)(2)	1.10%	-4.05%	4.40%	1.17%
Sector Equity	VanEck VIP Global Resources Fund S	1.34%	18.68%	1.99%	-0.37%
U.S. Equity	Vanguard VIF Capital Growth	0.34%	21.54%	18.12%	17.35%
U.S. Equity	Vanguard VIF Diversified Value	0.28%	30.47%	13.52%	13.15%
U.S. Equity	Vanguard VIF Mid-Cap Index	0.17%	24.36%	15.72%	14.97%
Sector Equity	Vanguard VIF Real Estate Index	0.26%	40.21%	11.25%	11.43%
U.S. Equity	Vanguard VIF Small Company Growth	0.30%	14.22%	15.59%	14.89%
Income Segment Covered Funds (for Contracts with the Guaranteed Lifetime Withdrawal Benefit Rider)

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Allocation	Great-West Conservative Profile Investor(1)	0.78%	6.35%	5.95%	5.66%
Allocation	Great-West Moderate Profile Investor(1)	0.92%	11.98%	9.15%	8.79%
Allocation	Great-West Moderately Conservative Portfolio Investor(1)	0.83%	9.13%	7.49%	7.22%
Allocation	Great-West SecureFoundation® Balalanced Investor(1)	0.60%	11.12%	9.78%	9.02%

(1)
These Portfolios and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Portfolio operating expenses for Owners and will continue past the current year.

(2)
The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.

This Updating Summary Prospectus incorporates by reference the Great-West Schwab Advisor Choice Variable Annuity Contract’s Prospectus and Statement of Additional Information (SAI), both dated May 1, 2022, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.
EDGAR Contract Identifier: C000141360